SHAREHOLDERS' EQUITY (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 ILS	Dec. 31, 2012 ILS	Dec. 31, 2013 Employee Stock Option [Member]	Dec. 31, 2013 Restricted Stock Units (RSUs) [Member] USD ($)	Dec. 31, 2013 2003 Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, shares authorized	120,000,000				40,000,000
Ordinary shares, par value per share				0.01	0.01
Shares authorized for issuance								12,000,000
Shares available for grant								10,062,780
Vesting period for plan						3 years	3 years
Option expiration term						5 years
Options exercised under net-share settlement	744,845
Options outstanding, in-the-money	1,589,178
Options outstanding, out of the money	124,375
Unrecognized compensation cost	$ 4,797
Unrecognized compensation cost, recognition period	2 years 4 months 24 days
Intrinsic value of options exercised	$ 5,437	$ 555	$ 580
Weighted average fair value of stock options granted	$ 3.1	$ 1.8	$ 2.3				$ 10.85